Taxes on Income (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective tax rate	23.00%	24.00%	25.00%
Effective income tax rate reconciliation, at federal statutory income tax rate	21.00%
Unrecognized tax benefits
Israel [Member]
Net operating loss carry forward	62,172
Capital loss carryforwards	3,788
USA [Member]
Net operating loss carry forward	$ 1,420
China Tax Laws[Member]
Effective tax rate	25.00%	25.00%